UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2007
                                               ---------------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):      [   ]   is a restatement.
                                            [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Cambridge Investments, Ltd.
Address:      802 West Broadway
              Jackson, Wyoming  83001


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:

/s/ John R. Tozzi             Jackson, Wyoming          November 15, 2007
-----------------             ----------------          -----------------
  [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1.       Cambridge Investment Partners, LLC

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:              1
                                            ---------

Form 13F Information Table Entry Total:          18
                                            ---------

Form 13F Information Table Value Total:     $265,689
                                            ---------
                                           (thousands)




List of Other Included Managers:

1.       Cambridge Investment Partners, LLC


                                                                  Market    SHRS
                                  Title of              Market     Value    OR PRN  SH/  PUT/ Investment   Other   Voting Authority
Description                         Class   Cusip        Value    (*1000)   Amount PRN  CALL Discretion  Managers Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

BAKER HUGHES INC                  COM      057224107    2,238,917   2,239    24,775  SH         DEFINED      1     24,775
CAL DIVE INTL INC DEL             COM      12802T101    6,508,500   6,509   433,900  SH         DEFINED      1    433,900
CAMERON INTERNATIONAL CORPORATION COM      13342B105   25,394,147   25,394  275,156  SH         DEFINED      1    275,156
DIAMOND OFFSHORE DRILLING INC     COM      25271C102   22,318,130   22,318  197,000  SH         DEFINED      1    197,000
ENSCO INTEL INC                   COM      26874Q100    8,807,700   8,808   157,000  SH         DEFINED      1    157,000
HALLIBURTON CO                    COM      406216101   25,910,707   25,911  674,758  SH         DEFINED      1    674,758
HELIX ENERGY SOLUTIONS GROUP INC  COM      42330P107   15,639,716   15,640  368,340  SH         DEFINED      1    368,340
HELMERICH & PAYNE INC             COM      423452101    7,998,045   7,998   243,620  SH         DEFINED      1    243,620
NATIONAL-OILWELL VARCO INC        COM      637071101   24,948,937   24,949  172,657  SH         DEFINED      1    172,657
SCHLUMBERGER LTD                  COM      806857108   28,960,890   28,961  275,818  SH         DEFINED      1    275,818
SMITH INTERNATIONAL INC           COM      832110100    8,589,420   8,589   120,300  SH         DEFINED      1    120,300
SOUTHWESTERN ENERGY CO            COM      845467109    4,487,994   4,488   107,240  SH         DEFINED      1    107,240
ULTRA PETROLEUM CORP              COM      903914109    3,190,097   3,190    51,420  SH         DEFINED      1     51,420
W-H ENERGY SVCS INC               COM      92925E108    9,200,313   9,200   124,750  SH         DEFINED      1    124,750
GLOBALSANTAFE CORP                SHS      G3930E101   18,586,282   18,586  244,492  SH         DEFINED      1    244,492
NOBLE CORP                        SHS      G65422100   21,092,481   21,092  430,020  SH         DEFINED      1    430,020
TRANSOCEAN INC                    ORD      G90078109   15,644,424   15,644  138,385  SH         DEFINED      1    138,385
WEATHERFORD INTERNATIONAL LT      COM      G95089101   16,172,241   16,172  240,730  SH         DEFINED      1    240,730

                                                                           265,689
